             IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

                               [BB&T FUNDS LOGO]

              NOTICE OF CHANGE TO THE INVESTMENT STRATEGIES OF THE
                              BB&T LARGE CAP FUND
                                  JULY 7, 2006

     Shareholders are hereby notified that, effective 60 days from the date of this notice, the principal investment strategy of the BB&T Large Cap Fund will be amended to define large capitalization companies, for purposes of the Fund's investment policy, as those companies within the capitalization range of the S&P 500(R) Index.

     Please see the enclosed supplement for additional information.

                               [BB&T FUNDS LOGO]

                         SUPPLEMENT DATED JULY 7, 2006
                                     TO THE
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2006

     THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS DATED FEBRUARY 1, 2006:

CHANGE IN INVESTMENT STRATEGIES

     Effective 60 days from the date of this supplement, the principal investment strategy of the BB&T Large Cap Fund will be amended to define large capitalization companies, for purposes of the Fund's investment policy, as those companies within the capitalization range of the S&P 500(R) Index. Accordingly, the first paragraph under the "Principal Investment Strategies" section on page 6 of the prospectus will be replaced in its entirety with the following:

     PRINCIPAL INVESTMENT STRATEGIES

     To pursue this goal, the Fund invests primarily in domestically traded U.S. common stocks of large U.S. companies and U.S. traded equity stocks of foreign companies whose capitalization is within the range of those companies in the S&P 500(R) Index.

     In addition, the first paragraph on page 7 of the prospectus will be replaced in its entirety with the following:

     The chart and table on this page show how the Large Cap Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to those of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks, and the Russell 1000(R) Value Index, a widely recognized, unmanaged index of common stocks that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. Of course, past performance does not indicate how the Fund will perform in the future.

     The section entitled "Large Cap Fund" on page 107 of the prospectus will be replaced in its entirety with the following:

     LARGE CAP FUND - Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in the securities of large companies. This policy will not be changed without 60 days' advance notice to shareholders. Large companies are those companies with market capitalizations within the range of those companies in the S&P 500(R) Index. These stocks may include common stock, preferred stock, warrants, or debt instruments that are convertible to common stock.

CHANGE IN REDEMPTION FEE POLICY

     Effective July 24, 2006, the BB&T Funds will no longer assess redemption fees. Accordingly, all references to the payment of a redemption fee should be disregarded. In addition, the section entitled "Redemption Fees," on page 132 of the prospectus is hereby deleted in its entirety.

     The "Redemption Fee" row of each Fund's fee table will be revised to read as follows:

Redemption Fee(5)                     None   None   None

     The section entitled "Exchanging Your Shares" on page 138 of the prospectus is replaced in its entirety with the following:

     EXCHANGING YOUR SHARES

     You can exchange your shares in one Fund for shares of the same class of another BB&T Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class A Shares, Class B Shares, and Class C Shares may also be exchanged for Institutional Shares of the same Fund if you become eligible to purchase Institutional Shares. Neither Class B Shares or Class C Shares may be exchanged for Class A Shares. Class C Shares may not be exchanged for Class B Shares. Please consult the Institutional Shares prospectus for more information. No transaction fees are currently charged for exchanges.

     The first three paragraphs under the section entitled "Market Timing" on page 138 of the prospectus are replaced in their entirety with the following:

     MARKET TIMING

     Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund's investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Fund due to market timing strategies, we have adopted certain policies and procedures. We reserve the right to close any account in which we have identified a pattern of excessive or abusive trading. We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

BBT-SP-R2 0706

                               [BB&T FUNDS LOGO]

                         SUPPLEMENT DATED JULY 7, 2006
                                     TO THE
                        INSTITUTIONAL SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2006

     THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE INSTITUTIONAL SHARES PROSPECTUS DATED FEBRUARY 1, 2006:

CHANGE IN INVESTMENT STRATEGIES

     Effective 60 days from the date of this supplement, the principal investment strategy of the BB&T Large Cap Fund will be amended to define large capitalization companies, for purposes of the Fund's investment policy, as those companies within the capitalization range of the S&P 500(R) Index. Accordingly, the first paragraph under the "Principal Investment Strategies" section on page 6 of the prospectus will be replaced in its entirety with the following:

     PRINCIPAL INVESTMENT STRATEGIES

     To pursue this goal, the Fund invests primarily in domestically traded U.S. common stocks of large U.S. companies and U.S. traded equity stocks of foreign companies whose capitalization is within the range of those companies in the S&P 500(R) Index.

     In addition, the section entitled "Large Cap Fund" on page 83 of the prospectus will be replaced in its entirety with the following:

     LARGE CAP FUND - Under normal circumstances, the Fund will invest at least 80% of its net assets plus borrowings in the securities of large companies. This policy will not be changed without 60 days' advance notice to shareholders. Large companies are those companies with market capitalizations within the range of those companies in the S&P 500(R) Index. These stocks, which may include common stock, preferred stock, warrants, or debt instruments that are convertible to common stock.

CHANGE IN REDEMPTION FEE POLICY

     Effective July 24, 2006, the BB&T Funds will no longer assess redemption fees. Accordingly, all references to the payment of a redemption fee should be disregarded. In addition, the section entitled "Redemption Fees" on page 103 of the prospectus is hereby deleted in its entirety.

     The "Redemption Fee" row of each Fund's fee table will be revised to read as follows:

Redemption Fee(2)                                   None

     The section entitled "Exchanging Your Shares" on page 105 of the prospectus is replaced in its entirety with the following:

     EXCHANGING YOUR SHARES

     You can exchange your shares in one Fund for shares of the same class of another BB&T Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Institutional Shares may also be exchanged for Class A Shares of the same Fund if you cease to be eligible to purchase Institutional Shares. Institutional Shares of each Fund may not be exchanged for Class B Shares or Class C Shares. No transaction fees are currently charged for exchanges. Furthermore, the exchange of Institutional Shares for Class A Shares will require payment of the sales charge unless the sales charge is waived. Please consult the Class A, Class B, and Class C Shares prospectus for more information.

     The first three paragraphs under the section entitled "Market Timing" on page 105 of the prospectus are replaced in their entirety with the following:

     MARKET TIMING

     Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund's investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Fund due to market timing strategies, we have adopted certain policies and procedures. We reserve the right to close any account in which we have identified a pattern of excessive or abusive trading. We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

BBT-SP-12 0706

                               [BB&T FUNDS LOGO]

                         SUPPLEMENT DATED JULY 7, 2006
                                     TO THE
                               MONEY MARKET FUNDS
         CLASS A, CLASS B, CLASS C AND INSTITUTIONAL SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2006

     THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE MONEY MARKET FUNDS' CLASS A, CLASS B, CLASS C AND INSTITUTIONAL SHARES PROSPECTUS DATED FEBRUARY 1, 2006:

CHANGE IN REDEMPTION FEE POLICY

     Effective July 24, 2006, the BB&T Funds will no longer assess redemption fees. Accordingly, all references to the payment of a redemption fee should be disregarded. In addition, the first three paragraphs under the section entitled "Market Timing" on page 30 of the prospectus are replaced in their entirety with the following:

     MARKET TIMING

     Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund's investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Fund due to market timing strategies, we have adopted certain policies and procedures. We reserve the right to close any account in which we have identified a pattern of excessive or abusive trading. We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

BBT-SP-MM 0706

                               [BB&T FUNDS LOGO]

                         SUPPLEMENT DATED JULY 7, 2006
                                     TO THE
                        U.S. TREASURY MONEY MARKET FUND
                           CLASS A SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2006

     THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE U.S. TREASURY MONEY MARKET FUND'S CLASS A SHARES PROSPECTUS DATED FEBRUARY 1, 2006:

CHANGE IN REDEMPTION FEE POLICY

     Effective July 24, 2006, the BB&T Funds will no longer assess redemption fees. Accordingly, all references to the payment of a redemption fee should be disregarded. In addition, the first three paragraphs under the section entitled "Market Timing" on pages 28 and 29 of the prospectus are replaced in their entirety with the following:

     MARKET TIMING

     Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund's investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Fund due to market timing strategies, we have adopted certain policies and procedures. We reserve the right to close any account in which we have identified a pattern of excessive or abusive trading. We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

BBT-SP-MMBB&T 0706

                               [BB&T FUNDS LOGO]

                         SUPPLEMENT DATED JULY 7, 2006
                                     TO THE
                            PRIME MONEY MARKET FUND
                           CLASS A SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2006

     THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE PRIME MONEY MARKET FUND'S CLASS A SHARES PROSPECTUS DATED FEBRUARY 1, 2006:

     CHANGE IN REDEMPTION FEE POLICY

     Effective July 24, 2006, the BB&T Funds will no longer assess redemption fees. Accordingly, all references to the payment of a redemption fee should be disregarded. In addition, the first three paragraphs under the section entitled "Market Timing" on pages 32 and 33 of the prospectus are replaced in their entirety with the following:

     MARKET TIMING

     Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund's investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Fund due to market timing strategies, we have adopted certain policies and procedures. We reserve the right to close any account in which we have identified a pattern of excessive or abusive trading. We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

BBT-SP-PRMM 0706

                               [BB&T FUNDS LOGO]

                         SUPPLEMENT DATED JULY 7, 2006
                                     TO THE
                               EQUITY INDEX FUND
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                               DATED MAY 1, 2006

     THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE EQUITY INDEX FUND'S CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS DATED MAY 1, 2006:

CHANGE IN REDEMPTION FEE POLICY

     Effective July 24, 2006, the BB&T Funds will no longer assess redemption fees. Accordingly, all references to the payment of a redemption fee should be disregarded. In addition, the section entitled "Redemption Fees," on page 20 of the prospectus is hereby deleted in its entirety.

     The "Redemption Fee" row of the Fund's fee table will be revised to read as follows:

    Redemption Fee(5)                    None           None           None

     The section entitled "Exchanging Your Shares" on page 25 of the prospectus is replaced in its entirety with the following:

     EXCHANGING YOUR SHARES

     You can exchange your shares in the Fund for shares of the same class of another BB&T Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one BB&T Fund to another are taxable. Class A Shares, Class B Shares, and Class C Shares may also be exchanged for Institutional Shares of the same Fund if you become eligible to purchase Institutional Shares. Neither Class B Shares or Class C Shares may be exchanged for Class A Shares. Class C Shares may not be exchanged for Class B Shares. Please consult the Institutional Shares prospectus for more information. No transaction fees are currently charged for exchanges.

     The section entitled "Market Timing" on page 25 of the prospectus is replaced in its entirety with the following:

     MARKET TIMING

     Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund's investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Fund due to market timing strategies, we have adopted certain policies and procedures. We reserve the right to close any account in which we have identified a pattern of excessive or abusive trading. We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems. We will apply our policies and procedures consistently to all fund shareholders. We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interests of fund shareholders, or to comply with state or Federal legal requirements. For information regarding the Master Portfolio's policies regarding market timing, see the SAI.

                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

SP-EI-R 0706

                                   BB&T FUNDS

                          SUPPLEMENT DATED JULY 7, 2006
                                     TO THE

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED FEBRUARY 1, 2006



THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 1, 2006:


CHANGE IN REDEMPTION FEE POLICY

Effective July 24, 2006, the BB&T Funds will no longer assess redemption fees. Accordingly, the section entitled "Redemption Fees" on page 34 of the Statement of Additional Information will be deleted in its entirety.

CHANGE IN PORTFOLIO MANAGER DISCLOSURE

Effective immediately, the second paragraph on page 74 of the Statement of Additional Information is replaced in its entirety with the following:

     The portfolio managers of each Fund are assisted in the management of their respective Funds by one of four portfolio management teams: Fixed Income, Value Equity, Growth Equity, and Balanced. The Fixed Income Team, consisting of Robert
F. Millikan, CFA, (Director), Carrie R. Breswitz, Brad D. Eppard, CFA, David T. Johnson, Kevin E. McNair, CFA, Michael D. Nichols, CFA, and Justin B. Nicholson, assists in the management of the Bond Funds and the Money Market Funds. The Value Equity Team, consisting of Daniel J. Kane, CFA, Robert A. Gowen, John T. Kvantas, CFA, and Ronald T. Rimkus, CFA, assists in the management of the Large Cap Fund and the Small Cap Fund. The Growth Equity Team, consisting of Jeffrey
J. Schappe, CFA (Chief Investment Officer), Brandon W. Carl, David P. Nolan, Keith L. Maher, CFA, and Michele H. Van Dyke, assists in the management of the Large Cap Growth Fund and the Mid Cap Growth Fund. The Balanced Team, consisting of Jeffrey J. Schappe, CFA, (Chief Investment Officer), Robert F. Millikan, CFA, Ronald T. Rimkus, CFA, and William Gholston, CFA, assists in the management of the Funds of Funds.

In addition, the portfolio manager account charts on pages 76 and 77 are replaced in their entirety with the following:

The portfolio managers identified under "Investment Management" in each Prospectus are responsible for the day-to-day management of the Funds. Each portfolio manager also has responsibility for the day-to-day management of accounts other than the Fund(s) for which he or she serves as portfolio manager. Information regarding these accounts is set forth below.

======================================================================================================================
                                             NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
                                                              AS OF SEPTEMBER 30, 2005*
----------------------------------------------------------------------------------------------------------------------
                                        OTHER REGISTERED             OTHER POOLED
      PORTFOLIO MANAGER               INVESTMENT COMPANIES        INVESTMENT VEHICLES           OTHER ACCOUNTS
----------------------------------------------------------------------------------------------------------------------
Jeffrey J. Schappe               Number:  2                    Number:  None              Number: 2
                                 Assets:  $52 million          Assets:  $0                Assets:  $3.9 million
----------------------------------------------------------------------------------------------------------------------
Timothy P. Beyer                 Number:  1*                   Number: 1*                 Number: 7*
                                 Assets:  $8.2 million         Assets:  $ 3.8 million     Assets:  $148.8 million
----------------------------------------------------------------------------------------------------------------------
David Nolan                      Number:  1                    Number:  None              Number: 1
                                 Assets:  $38 million          Assets:  $0                Assets:  $0.3 million
----------------------------------------------------------------------------------------------------------------------
John Kvantas                     Number:  None                 Number:  None              Number: None
                                 Assets:  $0                   Assets:  $0                Assets:  $0
----------------------------------------------------------------------------------------------------------------------
Thomas Madsen                    Number:  4                    Number: 3                  Number:  None
                                 Assets:  $ 850 million        Assets:  $ 2,400           Assets:  $0
----------------------------------------------------------------------------------------------------------------------
George F. Shipp                  Number: None                  Number: None               Number: 1800
                                 Assets:  $0                   Assets:  $0                Assets:  $ 548.6 million
----------------------------------------------------------------------------------------------------------------------
Kevin McNair                     Number:  None                 Number:  None              Number: 30
                                 Assets:  $0                   Assets:  $0                Assets:  $446 million
----------------------------------------------------------------------------------------------------------------------
Brad D. Eppard                   Number:  None                 Number: None               Number: 9
                                 Assets:  $0                   Assets:  $0                Assets:  $191 million
----------------------------------------------------------------------------------------------------------------------
David M. Ralston                 Number:  1                    Number:  None              Number: 97
                                 Assets:  $18.1 million        Assets:  $0                Assets:  $5.942 billion
----------------------------------------------------------------------------------------------------------------------
Robert Millikan                  Number:  1                    Number:  None              Number: 10
                                 Assets:  $28 million          Assets:  $0                Assets:  $143 million
----------------------------------------------------------------------------------------------------------------------
William Gholston**               Number:  1                    Number:  None              Number:  1
                                 Assets:  $31.5 million        Assets:  $0                Assets:  $1.116 billion
----------------------------------------------------------------------------------------------------------------------
Ronald T. Rimkus**               Number:  1                    Number:  None              Number:  3
                                 Assets:  $116 billion         Assets:  $0                Assets:  $16.08 billion
----------------------------------------------------------------------------------------------------------------------


*If an account has a co-manager, the total number of accounts and assets has been allocated to each respective manager. Therefore, some accounts and assets have been counted more than once.

**Figures as of May 31, 2006.

As of September 30, 2005, the following portfolio managers managed the following numbers of accounts in each of the indicated categories, having the indicated total assets, with respect to which the advisory fee is based on the performance of the account.

======================================================================================================================
                                                           PERFORMANCE BASED ADVISORY FEES
                                             NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
                                                               AS OF SEPTEMBER 30, 2005
----------------------------------------------------------------------------------------------------------------------
                                        OTHER REGISTERED             OTHER POOLED
      PORTFOLIO MANAGER               INVESTMENT COMPANIES        INVESTMENT VEHICLES           OTHER ACCOUNTS
----------------------------------------------------------------------------------------------------------------------
Jeffrey J. Schappe               Number: None                  Number: None               Number: None
                                 Assets:  $0                   Assets:  $0                Assets:  $0
----------------------------------------------------------------------------------------------------------------------
Timothy P. Beyer                 Number: None                  Number: None               Number: None
                                 Assets:  $0                   Assets:  $0                Assets:  $0
----------------------------------------------------------------------------------------------------------------------
David Nolan                      Number: None                  Number: None               Number: None
                                 Assets:  $0                   Assets:  $0                Assets:  $0
----------------------------------------------------------------------------------------------------------------------
John Kvantas                     Number: None                  Number: None               Number: None
                                 Assets:  $0                   Assets:  $0                Assets:  $0
----------------------------------------------------------------------------------------------------------------------
Thomas Madsen                    Number:  None                 Number: None               Number: None
                                 Assets:  $0                   Assets:  $0                Assets:  $0
----------------------------------------------------------------------------------------------------------------------
George F. Shipp                  Number: None                  Number: None               Number: None
                                 Assets:  $0                   Assets:  $0                Assets:  $0
----------------------------------------------------------------------------------------------------------------------
Kevin McNair                     Number: None                  Number: None               Number: None
                                 Assets:  $0                   Assets:  $0                Assets:  $0
----------------------------------------------------------------------------------------------------------------------
Brad D. Eppard                   Number: None                  Number: None               Number: None
                                 Assets:  $0                   Assets:  $0                Assets:  $0
----------------------------------------------------------------------------------------------------------------------
David M. Ralston                 Number: None                  Number: None               Number:  1
                                 Assets:  $0                   Assets:  $0                Assets:  $ 1.9 million
----------------------------------------------------------------------------------------------------------------------
Robert Millikan                  Number:  None                 Number: None               Number: None
                                 Assets:  $0                   Assets:  $0                Assets:  $0
----------------------------------------------------------------------------------------------------------------------
William Gholston*                Number: None                  Number: None               Number: None
                                 Assets:  $0                   Assets:  $0                Assets:  $0
----------------------------------------------------------------------------------------------------------------------
Ronald T. Rimkus*                Number: None                  Number: None               Number: None
                                 Assets:  $0                   Assets:  $0                Assets:  $0
----------------------------------------------------------------------------------------------------------------------

*Figures as of May 31, 2006.

Furthermore, the section entitled "Securities Ownership" on page 80 of the Statement of Additional Information will be replaced in its entirety with the following:

Securities Ownership

The following table discloses the dollar range of equity securities of each of the Funds beneficially owned by the portfolio managers as of September 30, 2005:

--------------------------------------------------------------------------------------------------------------
      NAME OF PORTFOLIO MANAGER                    DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND
--------------------------------------------------------------------------------------------------------------
Jeffrey J. Schappe                                                      None
--------------------------------------------------------------------------------------------------------------
Timothy P. Beyer                                       $10,001 - $50,000 -- Mid Cap Value Fund
--------------------------------------------------------------------------------------------------------------
David Nolan                                           $10,001 - $50,000 -- Mid Cap Growth Fund
--------------------------------------------------------------------------------------------------------------
John Kvantas                                                            None
--------------------------------------------------------------------------------------------------------------
Thomas Madsen                                                           None
--------------------------------------------------------------------------------------------------------------
George F. Shipp                                        $10,000 - $50,000 -- Equity Income Fund
                                                $10,000-$50,000 -- Special Opportunities Equity Fund
--------------------------------------------------------------------------------------------------------------
Brad D. Eppard                                                          None
--------------------------------------------------------------------------------------------------------------
David M. Ralston                                                        None
--------------------------------------------------------------------------------------------------------------
Robert Millikan                                      $1 - $10,000 -- Capital Manager Equity Fund
--------------------------------------------------------------------------------------------------------------
William Gholston*                                      $1 - $10,000 -- Total Return Bond Fund
                                                         $1 - $10,000 -- Mid Cap Value Fund
                                                         $1 - $10,000 -- Mid Cap Growth Fund
--------------------------------------------------------------------------------------------------------------
Ronald T. Rimkus*                                                       None
--------------------------------------------------------------------------------------------------------------

*Figures as of May 31, 2006.












                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                  WITH THE STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE.

                                   BB&T FUNDS
                          SUPPLEMENT DATED JULY 7, 2006
                                     TO THE


                                EQUITY INDEX FUND


                       STATEMENT OF ADDITIONAL INFORMATION


                                DATED MAY 1, 2006


THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE EQUITY INDEX FUND'S STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2006:


CHANGE IN REDEMPTION FEE POLICY

Effective July 24, 2006, the BB&T Funds will no longer assess redemption fees. Accordingly, the section entitled "Redemption Fees" on page 20 of the Statement of Additional Information will be deleted in its entirety.


                   SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT
                  WITH THE STATEMENT OF ADDITIONAL INFORMATION